Components of Change in Other Assets and Liabilities Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Cash Flow, Supplemental
Other current and noncurrent assets	$ 1,186	$ (2,354)	$ 2,439
Accrued salaries, benefits and payroll taxes	(4,276)	7	(4,722)
Accrued insurance and other taxes	421	2,274	2,873
Accrued income taxes	3,889	(13,343)	6,139
Accrued pension, postretirement and postemployment benefits	(4,795)	(13,904)	(16,378)
Other current and noncurrent liabilities	7,373	3,836	(3,092)
Change in other assets and liabilities	$ 3,798	$ (23,484)	$ (12,741)